BUSINESS ACQUISITION	12 Months Ended
Jun. 30, 2023
Business Combination and Asset Acquisition [Abstract]
BUSINESS ACQUISITION

(2)	BUSINESS ACQUISITION

On October 4, 2021, the Company entered into an asset purchase agreement to acquire substantially all of the assets of Lighthouse Imaging, LLC, a medical optics and digital imaging business, as described in Forms 8-K and 8-K/A that the Company filed with the Securities and Exchange Commission on October 8, 2021 and December 20, 2021, respectively. The aggregate cash purchase price consisted of $2,855,063 in cash at closing, $1,500,000 as earn-out consideration over the subsequent two-year period, and 833,333 unregistered shares of common stock issued to the seller at closing. The effective date of the acquisition was October 4, 2021, and the actual results of operations of the Lighthouse division since that date are included in the accompanying consolidated financial statements as of, and for the fiscal year ended June 30, 2023 and the nine months ended, June 30, 2022.

The Company financed the cash portion of the acquisition by securing a $2,600,000 term loan from Main Street Bank on October 4, 2021, and by selling shares of its common stock for $1,500,000 of gross proceeds in a private placement closed on October 1, 2021.

The earn-out consideration of $1,500,000, which would have been paid at a rate of $750,000 per annum from October 1, 2021 to September 30, 2023, was and will not be paid as the required levels of gross profit will not be attained.

(a)	Purchase Price Allocation and Goodwill

The allocation of purchase price is preliminary and subject to change based on future payments made for the earn-out contingent liability. Any unearned portions of the earn-out liability will be recognized in earnings. The acquired assets, contingent consideration and assumed liabilities at the effective date of acquisition include the following:

At Acquisition Effective Date October 4, 2021	Amount
Trade accounts receivable, net	676,977
Inventories	456,008
Other current assets	82,125
Fixed assets	110,243
Patents	48,153
Total Assets Acquired	1,373,506
Accounts payable	214,742
Customer advances	826,679
Accrued compensation and other	302,961
Total Liabilities Assumed	1,344,382
Net assets acquired	29,124
Goodwill	8,136,546
Total Purchase Price-Initial and Contingent Consideration	$8,165,670

(b)	Consolidated Pro Forma Results

Consolidated unaudited pro forma results of operations for the Company are presented below for the years ended June 30, 2022 assuming that the acquisition of the Lighthouse division has occurred on July 1, 2021. Pro forma revenues and net loss for the fiscal year ended June 30, 2022 include operating results of Lighthouse during the three months ended September 30, 2021 before its acquisition and approximately $70,200 of pro forma operating expense adjustments relating to interest, depreciation, management fees, and grant reimbursements.

June 30, 2022
Pro-Forma
Revenues	$17,122,585
Net (loss) income	$(871,121)
Earnings (loss) per share
Basic and fully diluted	$(0.16)

Pro forma financial information is not necessarily indicative of the Company’s actual results of operations if the acquisition had been completed at the date indicated, nor is it necessarily an indication of future operating results. Amounts do not include any operating efficiencies or cost saving that the Company believes are achievable.